Summary of Significant Accounting Policies (Details) - Schedule of Cash Flow of the VIE's - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Flow of the VIE's [Line Items]
Net cash used in operating activities	$ (12,776,353)	$ (11,849,660)	$ (14,394,918)
Net cash used in investing activities	(42,383)	(1,426,388)	(1,987,258)
Net cash provided by financing activities	928,259	9,635,309	20,555,262
Net increase (decrease) in cash	$ (12,127,610)	$ (4,848,767)	$ 4,575,593